INCOME TAX AND DEFERRED TAX, Effective Income Tax Rate Reconciliation (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate Reconciliation [abstract]
Pre-tax income	$ 43,625,948	$ 153,769,841	$ 204,230,976
Statutory income tax rate	35.00%	35.00%	35.00%	30.00%	30.00%	30.00%	35.00%
Pre-tax income at statutory income tax rate	$ (15,269,082)	$ (53,819,444)	$ (71,480,842)
Tax Effects Due to [Abstract]
Tax loss variation	0	0	10,268,474
Adjustment affidavit previous year	(143,706)	(255,610)	(409,984)
Tax inflation adjustment	(4,621,560)	779,382	11,205,356
Variation of tax rate	0	0	(24,772,537)
Others	(73,568)	165,937	(2,073,347)
Total income tax	$ (20,107,916)	$ (53,129,735)	$ (77,262,880)